Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Non-Current Assets [Abstract]
Deposit	$ 157,076	$ 174,317
Total other non-current assets	$ 157,076	$ 174,317